Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document And Entity Information
Document Type	S-1/A
Entity Registrant Name	Deep Fission, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001918102
Amendment Flag	false